Share Capital and Additional Paid-In Capital (Details) - USD ($)				1 Months Ended	12 Months Ended
	Mar. 25, 2026	Jan. 01, 2026	Dec. 01, 2023	Apr. 30, 2026	Mar. 31, 2026		Mar. 31, 2025		Mar. 31, 2024
Share Capital and Additional Paid-In Capital [Line Items]
Service fee prepaid									$ 1,829,715
Deferred IPO costs services							$ 914,857		914,857
Prepayment service									914,858
Class A Ordinary Shares [Member]
Share Capital and Additional Paid-In Capital [Line Items]
Shares issued (in Shares)	12,499,986
Cash consideration		$ 1	$ 1,422
Fair value			1,831,137
Service fee prepaid			$ 1,829,715				$ 1,829,715
Deferred IPO costs services									914,857
Prepayment service									$ 914,858
Repurchased shares (in Shares)		7,150,000
Class B Ordinary Shares [Member]
Share Capital and Additional Paid-In Capital [Line Items]
Shares issued (in Shares)		7,150,000			7,150,000	[1]		[1]
Cash consideration		$ 1
Two Shareholders [Member] | Class A Ordinary Shares [Member]
Share Capital and Additional Paid-In Capital [Line Items]
Shares issued (in Shares)			617,850
Unit price per share (in Dollars per share)			$ 0.001
Three Shareholders [Member] | Class A Ordinary Shares [Member]
Share Capital and Additional Paid-In Capital [Line Items]
Shares issued (in Shares)			474,100
IPO [Member] | Class A Ordinary Shares [Member]
Share Capital and Additional Paid-In Capital [Line Items]
Cash consideration			$ 1,422
Warrant [Member]
Share Capital and Additional Paid-In Capital [Line Items]
Shares issued (in Shares)	24,999,972
Aggregate gross proceeds	$ 6,500,013
Shares Subscription Reserve [Member]
Share Capital and Additional Paid-In Capital [Line Items]
Private placement investors injected cash	$ 250,000
Subscription reserve					$ 250,000
Shares Subscription Reserve [Member] | Class A Ordinary Shares [Member]
Share Capital and Additional Paid-In Capital [Line Items]
Shares issued (in Shares)	24,999,972
Shares Subscription Reserve [Member] | Warrant [Member]
Share Capital and Additional Paid-In Capital [Line Items]
Shares issued (in Shares)	24,999,972
Subsequent Events [Member] | Shares Subscription Reserve [Member]
Share Capital and Additional Paid-In Capital [Line Items]
Subscription shares (in Shares)				24,999,972

[1]	The Company effected a 1:10 forward stock split on October 24, 2024, as a result, the shares issued and outstanding and per share number presented here are adjusted retrospectively.